Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of preparation

1. Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (herein “IFRS”).

The consolidated financial statements have been prepared on a historical cost basis. These consolidated financial statements of the Group comprise the Company and its wholly owned subsidiaries, InflaRx GmbH and InflaRx Pharmaceuticals, Inc. The consolidated financial statements are presented in Euro (€). The presentation currency of the Group is the Euro, as the functional currency of the largest operating company, InflaRx GmbH, continues to be the Euro. Effective January 1, 2023, the functional currency of InflaRx N.V. changed from the U.S. dollar to the Euro due to a change in the Company’s operational function and, in turn, a change in the primary currency of its underlying transactions. This change in functional currency has been accounted for prospectively. The functional currency of InflaRx Pharmaceuticals, Inc. is the U.S. dollar ($), as most of their income and expenses occur in U.S. dollars in 2024. All financial information presented in Euro has been rounded to the nearest Euro, unless stated otherwise.

Summary of material accounting policies

2. Summary of material accounting policies

This section describes material accounting policies adopted in the preparation of these consolidated financial statements. These policies have been consistently applied to all the years presented, unless otherwise stated.

(a) New and amended standards adopted by the Group

The following amendments were adopted effective January 1, 2024, and do not have a material impact on the consolidated financial statements of the Group:

●	Amendments to IFRS 16 Leases: leases on sale and leaseback
●	Amendments to IAS 1 presentation of financial statements: classification of liabilities as current or non-current and non-current liabilities with covenants
●	Amendments to IAS 7, statement of cash flows and IFRS 7, -supplier finance arrangements

(b) New standard not yet adopted

The following standards issued will be adopted in a future period, and the potential impact on the Group’s consolidated financial statements, if any, is being assessed:

●	Amendments to IAS 21 effects of changes in foreign exchange rates: lack of exchangeability
●	IFRS 18 presentation and disclosure in financial statements

(c) Current and non-current classification

The Group presents assets and liabilities in the statement of financial position based on current/non-current classification.

Current assets include assets that are sold, consumed or realized as part of the normal operating cycle (operating cycle is assumed to be 12 months), or cash and cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

Current liabilities, such as trade payables, lease liabilities or employee benefits with a term of up to 12 months, and payables for operating costs or social security charges, are part of the working capital used in the Company’s normal operating cycle. Such operating items are classified as current liabilities even if they are due to be settled more than 12 months after the reporting period. All other liabilities are classified as non-current.

(d) Foreign currency transactions

Transactions in a foreign currency are initially translated into the respective functional currency using the spot rate prevailing on the dates of the transaction. Monetary items which are not denominated in the functional currency are subsequently translated using the rate applicable at the end of the period. The resulting currency gains and losses are recognized directly in profit or loss.

On consolidation, the assets and liabilities of operations in a currency other than Euro (the presentation currency of the Company) are translated into Euros at the rate of exchange prevailing at the reporting date and their statements of operations are translated with monthly average exchange rates during the reporting period. The exchange differences arising on translation for consolidation are recognized in ‘other comprehensive income’ (OCI). On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss. OCI is disclosed as ‘other components of equity’ in consolidated statements of financial position.

(e) Grants from government and similar bodies

The Group receives grants from government agencies and similar bodies for the active participation in specific research and development projects. The grants are recognized when there is reasonable assurance that the grant will be received and all grant conditions will be met.

According to the terms of the grants, grantors generally have the right to audit qualifying expenses submitted by the Group up to five years after concluding the project sponsored by the government.

(f) Notes to the cash flow statement, cash, and cash equivalents

The consolidated statements of cash flows have been prepared using the indirect method for cash flows from operating activities. The cash disclosed in the consolidated statements of cash flows is comprised of cash and cash equivalents. Cash comprises cash on hand and demand deposits. Cash equivalents are short-term bank deposits that are readily convertible to a known amount of cash and are not subject to a significant risk of changes in value with an original maturity of three months or less. Interest paid and received is included in the cash from operating activities.

(g) Research and development expenses

Research and development expenses comprise third party services, wages and salaries, cost of materials, intellectual property related expenses, depreciation and amortization of relevant equipment and intangibles as well as overhead. Research and development expenses mainly consist of costs for clinical trials and manufacturing of the Company’s clinical drug products; additionally, costs are incurred for pre-clinical activities as well as basic research activities.

Development expenses must be capitalized if the criteria of IAS 38 are met. In the periods presented, no development expenses were capitalized because management assessed that not all the recognition criteria of IAS 38 had been met. This assessment is due to the general uncertainties in drug development and the unpredictability of regulatory requirements. Therefore, research and development expenditures are expensed when incurred.

(h) Employee benefits

(i) Short-term employee benefits

Liabilities for wages and salaries and cash bonuses are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as employee benefits in the consolidated statements of financial position. A liability is recognized if the Group has a present legal or constructive obligation to pay such amount as a result of past service provided by the employee and if such obligation can be estimated reliably.

(ii) Share-based payment transactions

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service conditions are expected to be met, including an estimate of forfeitures, such that the amount ultimately recognized is based on the number of awards that meet the related service conditions at the vesting date. For share-based payment awards with immediate vesting, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no gain or loss recognized for differences between expected and actual outcomes.

(i) Lease arrangements

The Group leases various properties, laboratory and office equipment and cars. Rental contracts are typically made for fixed periods of one to three years but may have renewal options. The lease agreements do not impose any covenants, but leased assets may not be used as collateral for borrowing purposes.

(i) Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any re-measurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. On December 31, 2024, the remaining useful lives of the Company’s right-of-use assets ranged between 3 and 38 months. Right-of-use assets are subject to impairment.

(ii) Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments which depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date, since the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is re-measured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

(iii) Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

(iv) Determining the lease term of contracts

After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise the option to renew.

The Group further determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The leases which currently also result in the capitalization of a right of use asset, do not include any renewal options. For future lease contracts with potential renewal options the Company applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. In doing so, management would consider all relevant factors that create an economic incentive for it to exercise the renewal.

(j) Interest income

Interest income is derived from interest-bearing financial assets, including cash equivalents. Interest income on cash and cash equivalents, financial assets at amortized cost calculated using the effective interest rate method is recognized in the consolidated statements of operations and comprehensive loss as part of finance income.

(k) Intangible assets

Intangible assets mainly comprise purchased IT software. Intangible assets are initially measured at acquisition cost, including any directly attributable costs of preparing the asset for its intended use less accumulated amortization and accumulated impairment losses, if any. Amortization begins when an asset is available for use and amortization is calculated using the straight-line method to allocate cost over the estimated useful lives. The useful lives of intangible assets are reviewed at each reporting date. Software is amortized over three years. The effect of any adjustment to useful lives is recognized prospectively as a change of accounting estimate. The Group only owns intangible assets with a definite useful life.

(l) Property and equipment

Laboratory and office equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses, if any. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

All repairs and maintenance are recognized in profit or loss during the financial period in which they are incurred, because they do not constitute a separate asset.

Depreciation on laboratory and office equipment is calculated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

●	Laboratory equipment: three to 13 years
●	Office equipment: one to five years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within ‘other income’ or ‘other expenses’ in the consolidated statements of operations and comprehensive loss.

(m) Inventory

Inventories are valued at the lower of cost or net realizable value. Net realizable value for product inventories comprises the estimated sales proceeds from final products less the necessary expected costs up to the time of sale. Inventories are comprised of raw materials, unfinished goods, and finished goods. Costs incurred in bringing each product to its present location and condition are accounted for, as follows:

●	Raw materials: purchase cost on a first-in/first-out basis
●	Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overhead based on normal operating capacity

(n) Impairment of assets

At each reporting date, the Group assesses whether there is an indication that an asset may be impaired. If there is any indication of impairment or if an annual impairment test is required, the Group estimates the recoverable amount of the asset. The recoverable amount of an asset is the higher of the asset’s fair value less costs of disposal and its value-in-use. It is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case it is determined at the level of the cash-generating unit. If the carrying amount of an asset exceeds its recoverable amount, the asset is impaired and written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

When there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized, any impairment loss previously recognized is reversed. The reversal may not exceed the carrying amount that would have been determined after amortization or depreciation had no impairment loss been recognized for the asset in prior periods. The amount of the reversal is recognized in profit or loss for the period.

There were no impairments or reversals of impairments in 2022, 2023 or 2024.

(o) Financial assets and liabilities (financial instruments)

(i) Definition

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. The Group’s financial assets include predominantly quoted fixed-interest debt securities. The financial liabilities comprise trade and other payables (incl. accrued liabilities from the R&D projects).

(ii) Criteria for the recognition and derecognition, initial measurement

In general purchases or sales of financial assets are recognized on the settlement date, i.e., the date that the Group renders or receives the counter performance (typically cash). The Group initially measures a financial asset at its fair value plus transaction costs.

The Group initially recognizes non-derivative financial liabilities on the date that they are originated at fair value net of directly attributable transaction costs. The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expire.

(iii) Subsequent measurement method

Considering the Group’s business model for managing the financial assets, with an objective to hold them in order to collect contractual cash flows, and their contractual cash flow characteristics, that are solely payments of principal and interest on the principal amount outstanding, the Group classifies the quoted debt securities with fixed interest rates as subsequently measured at amortized cost using the effective interest method (EIR). The financial assets are also subject to impairment.

The Group’s financial liabilities are classified as subsequently measured at amortized cost which is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR.

An analysis of the carrying amounts from the consolidated statements of financial position by measurement category is disclosed under ‘under ‘D.8 Financial assets and financial liabilities.’

(iv) Criteria for realization of income and expenses

Interest income is accrued using the relevant effective interest rate. Interest expense on liabilities, if any, is also accrued based on the effective interest rate.

Gains and losses on the disposal of financial instruments are recognized in full when all significant risks and rewards have been transferred. In the case of a partial transfer of risks and rewards, a distinction would be made as to whether control remains with the company or is transferred.

Impairment losses on financial assets are recognized in profit or loss. The Group recognizes an allowance for expected credit losses (ECLs) for the financial assets held, see Note ‘C.8. Net Financial Result’.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. ECLs are generally recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL). For the quoted debt securities with fixed interest rates, which have high credit ratings and no significant increases in credit risk since initial recognition, the Group determines the exposure to credit default using CDS pricing information (i.e., credit default swap values) published by credit agencies and recognizes a 12-month ECL.

(p) Fair value measurement

The Group does not measure any financial asset or liability at fair value. The carrying amount of all financial instruments approximates their fair value, with the exception of quoted debt securities for which fair values are disclosed (see Note’D.8. Financial assets and financial liabilities’).

When measuring the fair value of an asset or a liability, the Group would use observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1, quoted prices in active markets for identical assets or liabilities.
●	Level 2, inputs other than quoted prices included within Level 1 that are observable for the instrument, either directly (as prices) or indirectly (derived from prices).
●	Level 3, inputs for instruments that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group would recognize transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

(q) Income tax

Income taxes comprise current and deferred taxes. Current and deferred taxes are recognized in profit or loss except to the extent that they relate to items recognized directly in equity or in other comprehensive loss.

(i) Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. Expected tax payable or receivable on the taxable income or loss for the year, are calculated using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

In the periods presented; the Group did not incur income tax expense. Taxes withheld by banks and remitted to tax authorities were reimbursed after filing of the annual tax declaration.

(ii) Deferred income tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for temporary differences associated with assets and liabilities if the transaction which led to their initial recognition is a transaction that is not a business combination and that affects neither accounting nor tax profit or loss.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets arising from tax loss carryforwards are recognized only to the extent that the Group has sufficient taxable temporary differences or there is convincing evidence that sufficient future taxable profit will be available against which the unused tax losses can be utilized. As of December 31, 2024 and 2023, based on management’s judgment, it was not probable that taxable profit will be available against which the unused tax losses can be utilized; no deferred tax assets were therefore recognized in the consolidated statements of financial position.

Significant accounting judgements, estimates and assumptions

3. Significant accounting judgements, estimates and assumptions

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. In preparing these consolidated financial statements, the critical judgments made by management in applying the Group’s accounting policies involve the following areas:

(a) Accounting for share-based payments

When determining the grant date fair value of share-based payment awards, assumptions must be made regarding the key parameters of the calculation (see Note ‘C.10.(b). Measurement of fair values of share options granted’). In 2024, the Company’s share price volatility for the purposes of the calculation was determined on the basis of the 5-year annualized average share price (since October 2024 5.5-year annualized share price), which management believes will be indicative of the share price development of the Company in future periods. This led to a range of applied volatility rates in 2024 of 143% to 147% for the different options granted during the year of this report.

Additionally, the Company must estimate the number of equity instruments which will vest in future periods as awards may be forfeited prior to vesting due to an awardee’s failure to satisfy a performance condition, including due to employment termination. An assumption of the forfeiture rate is regularly made on the basis of historical information and adjusted to reflect future expectations. Revisions to the forfeiture rate could result in a cumulative effect of the change in estimate for current and prior periods to be recognized in the period of change.

(b) Measurement of third-party R&D clinical trial and contracted manufacturing expense

In measuring R&D expenses for the reporting period, the Company estimates the amount of expense to recognize and liability to accrue to the extent that invoices of the Company’s contract research organizations (“CROs”) and contract manufacturing organizations (“CDMOs”) are not yet received and exceed any prepayments made. The timing of the invoicing of project services by CROs follow contractual billing schedules and can occur several months prior to or following a reporting period. This estimation involves determining a percentage-of-completion whereby the degree to which services have been rendered for the individual project activities contracted from the CRO and CDMOs is assessed and estimated by in-house R&D project managers and reviewed by the controlling department. This percentage-of-completion is used to measure the amount of the unbilled project activities which have already been rendered by the reporting date and the associated R&D expense and liability to recognize as a result.

The percentage-of-completion estimates are based on the best information available at the time. However, additional information may become available in the future and management may adjust the estimate in such future periods. In this event, the Company may be required to record adjustments to research and development expenses in future periods when the actual level of activity becomes more certain. The Company recognizes the resulting increases or decreases in expenses as changes in estimates and reflects such changes in research and development expenses in the period identified.

The Company accrued €6.6 million as of December 31, 2024 and €4.4 million as of December 31, 2023 (see Note D.11. Trade and other payables) in third-party accruals in relation to its ongoing clinical trials and manufacturing activities. As of these dates, prepayments were recorded for payments made to CROs and CDMOs against which no services had yet been rendered (2024: €4.6 million, 2023: €3.7 million, see Note D.6. Other assets).

(c) Realizability of inventories

For determining the net realizable value, at each reporting date, the Company estimates excess and obsolete inventory primarily using a model of expected future sales and using assumptions with significant estimation uncertainty such as expected medical need and expected market penetration.

Additionally, these estimates rely, in part, on management’s assumptions about future events outside of the Company’s control, such as continuation of the emergency use authorization in the United States and marketing authorization in the European Union. In making these assumptions, management assesses the probability of these authorizations remaining in place or, by considering correspondence with the relevant regulatory authorities and the Company’s actions to achieve any required conditions for the authorizations.

Furthermore, the possible alternative uses for raw materials, unfinished and finished products is taken into consideration.

Management regularly assesses market and sales trends, market conditions, disease prevalence, competitive landscape, and regulatory environment to refine estimates for excess and obsolete inventory. To the extent that inventories on-hand at the reporting date exceed the amount recoverable from expected future sales prior to expiry of their shelf-life, inventories are written-down to their net realizable value with the corresponding expense recognized in cost of sales.

Inventory write-downs for the year ended December 31, 2024 amounted to €3.3 million, were due mainly to quantities of unfinished goods on-hand exceeding quantities expected to be sold prior to expiry and were determined by a multiple scenario analysis (prior year: €0.5 million and mainly due to the expiration of shelf life of finished goods).

Assumptions included in the model of expected future demand may require revision in future periods which could result in changes to the estimate of excess and obsolete inventory and in inventory write-downs.